Benefit Plans (Details) - Retirement Plan [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) h	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement	5 years
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 30,889	$ 33,662
Service cost	61	60	$ 58
Interest cost	1,371	1,329	1,374
Benefit payments and expected expenses	(1,782)	(1,676)
Net actuarial loss (gain)	191	(2,486)
Projected benefit obligation at end of year	$ 30,730	$ 30,889	$ 33,662